Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 129,078	$ 164,120
Money market instruments	17,952	37,185
Cash and cash equivalents	147,030	201,305
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,222,143 and $1,099,658 at December 31, 2013 and 2012, respectively)	1,176,266	1,114,454
Securities held-to-maturity, at amortized cost (fair value of $187,402 and $410,705 at December 31, 2013 and 2012, respectively)	182,061	401,390
Other investment securities	65,907	65,907
Total investment securities	1,424,234	1,581,751
Total loans	4,620,505	4,450,322
Allowance for loan losses	(59,468)	(55,537)
Net loans	4,561,037	4,394,785
Other assets:
Bank owned life insurance	169,284	161,069
Goodwill	72,334	72,334
Other intangibles	0	337
Premises and equipment, net	55,278	53,751
Accrued interest receivable	18,335	19,710
OREO	34,636	35,718
Mortgage loan servicing rights	9,013	7,763
Other	147,166	114,280
Total other assets	506,046	464,962
Total assets	6,638,347	6,642,803
Deposits:
Non-interest bearing	1,193,553	1,137,290
Interest bearing	3,596,441	3,578,742
Total deposits	4,789,994	4,716,032
Short-term borrowings	242,029	344,168
Long-term debt	810,541	781,658
Subordinated debentures/notes	80,250	80,250
Total borrowings	1,132,820	1,206,076
Other liabilities:
Accrued interest payable	2,901	3,459
Other	60,885	66,870
Total other liabilities	63,786	70,329
Total liabilities	5,986,600	5,992,437
Commitments and Contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	0	0
Common shares, no par value (20,000,000 shares authorized; 16,150,941 and 16,150,987 shares issued at December 31, 2013 and 2012, respectively)	302,651	302,654
Accumulated other comprehensive loss, net	(35,419)	(17,518)
Retained earnings	460,643	441,605
Less: Treasury shares (738,989 shares at December 31, 2013 and 2012, respectively)	(76,128)	(76,375)
Total shareholders’ equity	651,747	650,366
Total liabilities and shareholders’ equity	$ 6,638,347	$ 6,642,803